Organization and Description of Business (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Organization and Description of Business [Line Items]
Accumulated deficit	$ 518,519	$ 448,767
Common Stock [Member]
Organization and Description of Business [Line Items]
Accumulated deficit	$ 519